Form N-1A Cover	Oct. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	UBS FUNDS
Entity Central Index Key	0000886244
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 30, 2024
Prospectus Date	Oct. 28, 2024